Employee Benefit Plans Employee Benefit Plans (Expected Future Minimum Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Aggregate expected benefit payments
2012	$ 47.1
2013	45.9
2014	49.0
2015	50.2
2016	46.5
2017 through 2021	248.6
Total	487.3
Postretirement Benefits [Member]
Aggregate expected benefit payments
2012	1.9
2013	2.1
2014	2.1
2015	2.1
2016	2.2
2017 through 2021	11.5
Total	21.9
ENPP [Member]
Aggregate expected benefit payments
2012	1.0
2013	1.3
2014	1.3
2015	0.9
2016	1.1
2017 through 2021	13.6
Total	$ 19.2